Business combination - Additional information - BER Technology (Details)			6 Months Ended	12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019 CNY (¥) USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of detailed information about business combination
Redemption liability			¥ 244,793,000	¥ 244,793,000	¥ 259,119,000
BER Technology
Disclosure of detailed information about business combination
Number of shares issued as part of consideration | $		704,644
Share price | $ / shares		$ 7.5
Percentage of consideration shares to be repurchased		20.00%
Threshold period to meet the revenue goal	3 years
Financial assets at fair value through profit or loss		$ 1,438,000
Remaining equity interest		20.00%
Contingent returnable consideration		$ 1,438,000			676,000
Redemption liability		$ 44,105,000	45,428,000	45,428,000	¥ 47,792,000
Revenue contribution			41,443,000
Net loss contribution			¥ 7,564,000
Incremental consolidated pro-forma revenue				62,826,000
Incremental consolidated pro-forma net loss				¥ (21,748,000)